Credit risk concentrations (Details) - Credit Availability Concentration Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total Credit Exposure
Concentration Risk [Line Items]
Credit exposure, Sub-total	$ 9,847,446	$ 6,881,253
Credit exposure, General allowance	(5,910)	(10,187)
Credit exposure, Total	9,841,536	6,871,066
Total Credit Exposure | Australia
Concentration Risk [Line Items]
Credit exposure, Sub-total	170,956	145,675
Total Credit Exposure | Bermuda
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,623,233	2,504,531
Total Credit Exposure | Canada
Concentration Risk [Line Items]
Credit exposure, Sub-total	553,941	759,437
Total Credit Exposure | Cayman
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,195,018	970,745
Total Credit Exposure | Guernsey
Concentration Risk [Line Items]
Credit exposure, Sub-total	978,933	313,203
Total Credit Exposure | Japan
Concentration Risk [Line Items]
Credit exposure, Sub-total	16,183	14,271
Total Credit Exposure | Jersey
Concentration Risk [Line Items]
Credit exposure, Sub-total	7,219	9,532
Total Credit Exposure | New Zealand
Concentration Risk [Line Items]
Credit exposure, Sub-total	6,174	1,082
Total Credit Exposure | Norway
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,204	8,750
Total Credit Exposure | Saint Lucia
Concentration Risk [Line Items]
Credit exposure, Sub-total	29,400	90,000
Total Credit Exposure | Switzerland
Concentration Risk [Line Items]
Credit exposure, Sub-total	8,015	6,637
Total Credit Exposure | The Bahamas
Concentration Risk [Line Items]
Credit exposure, Sub-total	14,466	15,901
Total Credit Exposure | United Kingdom
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,926,150	1,623,857
Total Credit Exposure | United States
Concentration Risk [Line Items]
Credit exposure, Sub-total	898,262	411,248
Total Credit Exposure | Other
Concentration Risk [Line Items]
Credit exposure, Sub-total	3,493	1,314
Cash due from banks, resell agreements and short-term investments
Concentration Risk [Line Items]
Credit exposure, Sub-total	3,910,733	2,133,560
Credit exposure, General allowance	0	0
Credit exposure, Total	3,910,733	2,133,560
Cash due from banks, resell agreements and short-term investments | Australia
Concentration Risk [Line Items]
Credit exposure, Sub-total	170,956	145,675
Cash due from banks, resell agreements and short-term investments | Barbados
Concentration Risk [Line Items]
Credit exposure, Sub-total	784	0
Cash due from banks, resell agreements and short-term investments | Belgium
Concentration Risk [Line Items]
Credit exposure, Sub-total	3,554	3,007
Cash due from banks, resell agreements and short-term investments | Bermuda
Concentration Risk [Line Items]
Credit exposure, Sub-total	38,059	36,827
Cash due from banks, resell agreements and short-term investments | Canada
Concentration Risk [Line Items]
Credit exposure, Sub-total	553,941	759,437
Cash due from banks, resell agreements and short-term investments | Cayman
Concentration Risk [Line Items]
Credit exposure, Sub-total	55,360	18,138
Cash due from banks, resell agreements and short-term investments | Guernsey
Concentration Risk [Line Items]
Credit exposure, Sub-total	4	6
Cash due from banks, resell agreements and short-term investments | Japan
Concentration Risk [Line Items]
Credit exposure, Sub-total	16,183	14,271
Cash due from banks, resell agreements and short-term investments | Jersey
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Cash due from banks, resell agreements and short-term investments | Netherlands
Concentration Risk [Line Items]
Credit exposure, Sub-total	410,461	0
Cash due from banks, resell agreements and short-term investments | New Zealand
Concentration Risk [Line Items]
Credit exposure, Sub-total	6,174	1,082
Cash due from banks, resell agreements and short-term investments | Norway
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,204	8,750
Cash due from banks, resell agreements and short-term investments | Saint Lucia
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Cash due from banks, resell agreements and short-term investments | Switzerland
Concentration Risk [Line Items]
Credit exposure, Sub-total	8,015	6,637
Cash due from banks, resell agreements and short-term investments | The Bahamas
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,607	1,534
Cash due from banks, resell agreements and short-term investments | United Kingdom
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,742,676	725,634
Cash due from banks, resell agreements and short-term investments | United States
Concentration Risk [Line Items]
Credit exposure, Sub-total	898,262	411,248
Cash due from banks, resell agreements and short-term investments | Other
Concentration Risk [Line Items]
Credit exposure, Sub-total	3,493	1,314
Loans
Concentration Risk [Line Items]
Credit exposure, Sub-total	5,148,532	4,054,076
Credit exposure, General allowance	(5,910)	(10,187)
Credit exposure, Total	5,142,622	4,043,889
Loans | Australia
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Barbados
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	2,063
Loans | Belgium
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Bermuda
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,237,372	2,133,859
Loans | Canada
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Cayman
Concentration Risk [Line Items]
Credit exposure, Sub-total	931,254	730,418
Loans | Guernsey
Concentration Risk [Line Items]
Credit exposure, Sub-total	855,553	290,578
Loans | Japan
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Jersey
Concentration Risk [Line Items]
Credit exposure, Sub-total	7,219	9,083
Loans | Netherlands
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | New Zealand
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Norway
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Saint Lucia
Concentration Risk [Line Items]
Credit exposure, Sub-total	29,400	90,000
Loans | Switzerland
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | The Bahamas
Concentration Risk [Line Items]
Credit exposure, Sub-total	12,859	14,367
Loans | United Kingdom
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,074,875	783,708
Loans | United States
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Other
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Banks and financial services
Concentration Risk [Line Items]
Credit exposure, Sub-total	767,684	611,404
Loans | Commercial and merchandising
Concentration Risk [Line Items]
Credit exposure, Sub-total	563,494	316,349
Loans | Governments
Concentration Risk [Line Items]
Credit exposure, Sub-total	372,544	104,857
Loans | Individuals
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,483,334	2,339,854
Loans | Primary industry and manufacturing
Concentration Risk [Line Items]
Credit exposure, Sub-total	383,395	120,088
Loans | Real estate
Concentration Risk [Line Items]
Credit exposure, Sub-total	371,758	395,086
Loans | Hospitality industry
Concentration Risk [Line Items]
Credit exposure, Sub-total	200,603	160,680
Loans | Transport and communication
Concentration Risk [Line Items]
Credit exposure, Sub-total	5,720	5,758
Off-balance sheet
Concentration Risk [Line Items]
Credit exposure, Sub-total	788,181	693,617
Credit exposure, General allowance	0	0
Credit exposure, Total	788,181	693,617
Off-balance sheet | Australia
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Barbados
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Belgium
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Bermuda
Concentration Risk [Line Items]
Credit exposure, Sub-total	347,802	333,845
Off-balance sheet | Canada
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Cayman
Concentration Risk [Line Items]
Credit exposure, Sub-total	208,404	222,189
Off-balance sheet | Guernsey
Concentration Risk [Line Items]
Credit exposure, Sub-total	123,376	22,619
Off-balance sheet | Japan
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Jersey
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	449
Off-balance sheet | Netherlands
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | New Zealand
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Norway
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Saint Lucia
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Switzerland
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | The Bahamas
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | United Kingdom
Concentration Risk [Line Items]
Credit exposure, Sub-total	108,599	114,515
Off-balance sheet | United States
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Other
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Banks and financial services
Concentration Risk [Line Items]
Credit exposure, Sub-total	324,388	415,124
Off-balance sheet | Commercial and merchandising
Concentration Risk [Line Items]
Credit exposure, Sub-total	189,060	182,440
Off-balance sheet | Governments
Concentration Risk [Line Items]
Credit exposure, Sub-total	8,807	0
Off-balance sheet | Individuals
Concentration Risk [Line Items]
Credit exposure, Sub-total	148,519	89,931
Off-balance sheet | Primary industry and manufacturing
Concentration Risk [Line Items]
Credit exposure, Sub-total	110,947	1,003
Off-balance sheet | Real estate
Concentration Risk [Line Items]
Credit exposure, Sub-total	6,312	1,547
Off-balance sheet | Hospitality industry
Concentration Risk [Line Items]
Credit exposure, Sub-total	73	3,497
Off-balance sheet | Transport and communication
Concentration Risk [Line Items]
Credit exposure, Sub-total	75	75
Total credit exposure
Concentration Risk [Line Items]
Credit exposure, Sub-total	5,936,713	4,747,693
Credit exposure, General allowance	(5,910)	(10,187)
Credit exposure, Total	5,930,803	4,737,506
Total credit exposure | Barbados
Concentration Risk [Line Items]
Credit exposure, Sub-total	784	2,063
Total credit exposure | Belgium
Concentration Risk [Line Items]
Credit exposure, Sub-total	3,554	3,007
Total credit exposure | Netherlands
Concentration Risk [Line Items]
Credit exposure, Sub-total	410,461	0
Total credit exposure | Banks and financial services
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,092,072	1,026,528
Total credit exposure | Commercial and merchandising
Concentration Risk [Line Items]
Credit exposure, Sub-total	752,554	498,789
Total credit exposure | Governments
Concentration Risk [Line Items]
Credit exposure, Sub-total	381,351	104,857
Total credit exposure | Individuals
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,631,853	2,429,785
Total credit exposure | Primary industry and manufacturing
Concentration Risk [Line Items]
Credit exposure, Sub-total	494,342	121,091
Total credit exposure | Real estate
Concentration Risk [Line Items]
Credit exposure, Sub-total	378,070	396,633
Total credit exposure | Hospitality industry
Concentration Risk [Line Items]
Credit exposure, Sub-total	200,676	164,177
Total credit exposure | Transport and communication
Concentration Risk [Line Items]
Credit exposure, Sub-total	$ 5,795	$ 5,833